Selling Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Selling Expenses [Line Items]
Sales and marketing expense	$ 24,313	$ 26,948	$ 23,043
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
concentrate freight	98,933	126,670	131,528
commissions	5,588	6,048	6,029
cathode freight	1,890	1,831	1,665
Other	3,072	2,459	2,447
Sales and marketing expense	$ 109,483	$ 137,008	$ 141,669